RECLAMATION OBLIGATIONS	12 Months Ended
Dec. 31, 2025
RECLAMATION OBLIGATIONS.
RECLAMATION OBLIGATIONS

12.RECLAMATION OBLIGATIONS

The reclamation obligations balance consists of:

	At December 31	At December 31
(in thousands)	2025	2024

Reclamation obligations-by item:
Elliot Lake	$16,662	$18,071
MLJV and MWJV	13,293	12,057
Wheeler River and other	4,649	2,186
	$34,604	$32,314

Reclamation obligations-by balance sheet presentation:
Current	$1,060	$1,713
Non-current	33,544	30,601
	$34,604	$32,314

The reclamation obligations continuity summary is as follows:

(in thousands)	2025	2024

Balance-January 1	$32,314	$34,898
Accretion (note 19)	1,842	1,895
Expenditures incurred	(1,141)	(2,491)
Liability adjustments-balance sheet (note 9)	3,182	(165)
Liability adjustment-income statement (note 19)	(1,593)	(1,823)
Balance- December 31	$34,604	$32,314

Site Restoration: Elliot Lake

The Elliot Lake uranium mine was closed in 1992 and capital works to decommission this site were completed in 1997. The remaining provision is for the estimated cost of monitoring the Tailings Management Areas at the Denison and Stanrock sites and for treatment of water discharged from these areas. The Company conducts its activities at both sites pursuant to licenses issued by the Canadian Nuclear Safety Commission (“CNSC”). The above accrual represents the Company’s best estimate of the present value of the total future reclamation cost, based on assumptions as to what levels of treatment will be required in the future, discounted at 6.20% per annum (December 31, 2024 – 5.72%). As at December 31, 2025, the undiscounted amount of estimated future reclamation costs, in current year dollars, is $44,762,000 (December 31, 2024 - $44,127,000). The reclamation costs are expected to be incurred between 2026 and 2085. Revisions to the reclamation liability for Elliot Lake are recognized in the income statement as the site is closed and there is no asset recognized for this site.

Site Restoration: McClean Lake Joint Venture and Midwest Joint Venture

The MLJV and MWJV operations are subject to environmental regulations as set out by the Saskatchewan government and the CNSC. Cost estimates of the expected future decommissioning and reclamation activities are prepared periodically and filed with the applicable regulatory authorities for approval. The above accrual represents the Company’s best estimate of the present value of future reclamation costs discounted at 6.20% per annum (December 31, 2024 – 5.72%). As at December 31, 2025, the Company’s estimate of the undiscounted amount of future reclamation costs, in current year dollars, is $30,991,000 (December 31, 2024 - $24,789,000). The majority of the reclamation costs are expected to be incurred between 2038 and 2056. Revisions to the reclamation liabilities for the MLJV and MWJV are recognized on the balance sheet as adjustments to the assets associated with the sites.

Under the Saskatchewan Mineral Industry Environmental Protection Regulations (1996), the Company is required to provide its pro-rata share of financial assurances to the province of Saskatchewan relating to future decommissioning and reclamation plans that have been filed and approved by the applicable regulatory authorities. Accordingly, as at December 31, 2025, the Company has provided irrevocable standby letters of credit from a chartered bank in favour of the Saskatchewan Ministry of Environment, totalling $22,972,000 (December 31, 2024 - $22,972,000), which relate to the most recently filed reclamation plan dated November 2021.

Refer to note 13 for details regarding further amendment to the letters of credit facility that occurred in January 2026.

Site Restoration: Wheeler River and Other

The Company’s exploration and evaluation activities, including those related to Wheeler River, are subject to environmental regulations as set out by the government of Saskatchewan. Cost estimates of the estimated future decommissioning and reclamation activities are recognized when the liability is incurred. The accrual represents the Company’s best estimate of the present value of the future reclamation cost contemplated in these cost estimates discounted at 6.20% per annum (December 31, 2024 - 5.72%). As at December 31, 2025, the undiscounted amount of estimated future reclamation costs, in current year dollars, is estimated at $6,797,000 (December 31, 2024 - $2,829,000). The majority of the reclamation costs are expected to be incurred between 2028 and 2040. Revisions to the reclamation liabilities for exploration and evaluation activities are recognized on the balance sheet as adjustments to the net reclamation assets associated with the respective properties.

As at December 31, 2025, the Company has provided irrevocable standby letters of credit from a chartered bank in favour of the Saskatchewan Ministry of Environment, totalling $992,000, which relate to the most recently filed reclamation plan for the Phoenix FFT site, dated December 2022.